Subordinated Debentures	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Subordinated Debentures
20	Subordinated Debentures
These debentures are direct, unsecured obligations of the Bank and are subordinate to the claims of the Bank’s depositors and other creditors. The Bank, where appropriate, enters into interest rate and cross-currency swaps to hedge the related risks.

As at October 31 ($ millions)			2025	2024
Maturity date	Interest rate (%)	Terms (1)	Carrying value (2)	Carrying value (2)
June 2025	8.900	On June 20, 2025, all $250 million of outstanding 8.900% subordinated debentures matured. The principal plus accrued interest were paid to noteholders on the maturity date.	$–	$251
December 2025 (3)	4.500	U.S.$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year, until maturity in December 2025 .	1,753	1,740
May 2032 (3)	3.934	Redeemable on or after May 3, 2027. After May 3, 2027, interest will be payable quarterly at the then prevailing three-month bankers’ acceptance rate plus 1.520 % subject to applicable benchmark fallback considerations.	1,744	1,713
December 2032 (3)	1.800	JPY 33,000 million. Redeemable on December 20, 2027. After December 20, 2027, interest will be payable semi-annually at the reference Japanese Government Bond rate plus 1.681% on the reset date.	300	301
August 2033 (3)	5.679	Redeemable on or after August 2, 2028. After August 2, 2028, interest will be payable at an annual rate equal to Daily Compounded CORRA plus 2.100%.	1,026	1,016
December 2033 (3)	1.830	JPY 12,000 million. Redeemable on December 1, 2028. After December 1, 2028, interest rate on the debentures will be reset to the prevailing yield of Japanese Government Bond rate plus 1.477% on the reset date.	109	110
August 2034 (3)	4.959	Redeemable on or after August 1, 2029. After August 1, 2029, interest will be payable at Daily Compounded CORRA plus 1.550%.	1,034	998
May 2037 (3)	4.588	U.S.$1,250 million. Redeemable between April 12, 2027, and May 4, 2032. On May 4, 2032, interest will reset at the then prevailing 5-year U.S. treasury rate plus 2.050%.	1,726	1,704
			$7,692	$7,833

(1)	In accordance with the provisions of the Capital Adequacy Guideline of the Superintendent, all redemptions are subject to regulatory approval and subject to the terms in the relevant prospectus.
(2)
The carrying value of subordinated debentures may differ from par value due to the impact of fair value hedges used for managing interest rate risk and subordinated debentures held for market-making purposes.

(3)
These debentures contain
non-viability
contingent capital (NVCC) provisions. Under such NVCC provisions, outstanding debentures are convertible into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable.
If such a conversion were to occur, the debentures would be converted into common shares pursuant to an automatic conversion formula defined as 150% of the par value plus accrued and unpaid interest divided by the conversion price and, where applicable, subject to translation at foreign exchange rates in effect at the time of conversion. The conversion price is based on the greater of: (i) a floor price of $5.00 (subject to adjustments in certain events as set out in the respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event
(10-day
weighted average).